S000006864 [Member] Expense Example - U.S. Small Cap Equity Fund - U.S. Small Cap Equity Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	$ 1,347